Geographical Segment Information	3 Months Ended
Mar. 31, 2022
Geographical Segment Information

19. Geographical Segment Information

During the three months ended March 31, 2022 and 2021, the Company’s operations were in the resource industry in Bulgaria, and Turkey with head offices in the United States and a satellite office in Sofia, Bulgaria. The Company’s operating segments included, a head office in Canada, oil and gas operations in Turkey and oil and gas properties located in Bulgaria.

	Canada	Turkey	Bermuda	Bulgaria	Total
Revenue for the three months ended March 31,
2022	$-	$1,013,625	$-	$-	$1,013,625
2021	$-	$944,562	$-	$-	$944,562
Non-current assets as at
March 31, 2022	$4,954	$1,190,203	$-	$3,119,105	$4,314,262
December 31, 2021	$5,438	$1,567,747	$-	$3,116,146	$4,689,331